LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Lease Cost
	Year ended December 31,
	2025	2024
Operating lease expenses	$1,613	$1,329

Schedule of Supplemental Cash Flow Information Related to Leases
	Year ended December 31,
	2025	2024
Operating cash flows used for operating leases	$1,660	$1,447
Right-of-use assets obtained in exchange for lease obligations (non-cash)	$3,859	$983

Schedule of Operating Cash Flows
	December 31,
	2025	2024
Operating Leases
Operating lease right-of-use assets	$5,807	$2,282

Current operating lease liabilities	$1,474	$939
Non-current operating lease liabilities	4,448	1,345
Total operating lease liabilities	$5,922	$2,284

Weighted Average Remaining Lease Term
Operating leases - Israel	4.39	3.47
Operating leases – United States	5.93	2.44

Weighted Average discount rate
Operating leases - Israel	4.7%	4.52%
Operating leases – United States	6.41%	6.27%

Schedule of Maturities of Lease Liabilities
Year	Amount
2026	$1,805
2027	1,423
2028	1,212
2029	1,038
2029 and after	1,526
Total lease payments	7,004
Less imputed interest	(1,082)
Total	$5,922